UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 through June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Robert L. Young

President and Principal Executive Officer

Laura M. Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2015

(UNAUDITED)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Shareholders:

First Half 2015 Review

The second quarter of 2015 proved to be much like the first quarter in the high yield bond (or “junk bond”) market with mixed returns and commodities driven sectors playing a big role in moving performance. Between an anticipated rise in interest rates, concerns over Greece, and swinging commodity prices, investors in general acted conservatively in the first half of 2015. This cautious sentiment was constructive for the market by keeping investors from taking riskier actions. Despite the volatile start to the year and wary market participants, we continued to have a constructive view of the leveraged credit space and believed that credit fundamentals generally remained positive, default expectations remained considerably below long term averages, and spreads and yields provided better return potential than other fixed income options.

Specific to the energy sector, most of the recent oil supply was generally at a higher cost — oil sands, deepwater offshore and some U.S. shale. Oil producers have cut back on capital spending in their 2015 budgets, based on the lower oil prices. Supply around the world remained high as the Organization of Petroleum Exporting Countries did not slow production and geopolitical concerns failed to materially affect producers in riskier areas. All energy credits were negatively affected by lower oil prices; however better-managed and more conservatively financed companies with lower costs, higher quality assets, and higher liquidity had a greater ability to manage through this tough time and perhaps became stronger through strategic opportunities.

Our investment strategy continues to be based upon a process that is intended to take specific, targeted credit risk when our analysis indicates a favorable risk reward opportunity, while building a core of improving credits. We made a conscious effort to position the portfolio into higher quality credits and continued to like that positioning as volatility persisted in the market. This increase in quality bias generally benefitted relative performance, especially in the energy and metals and mining sectors and we believe it could position the Pacholder High Yield Fund Inc. (the “Fund”) to perform well if volatility increases in conjunction with the U.S. Federal Reserve indicating that it will move to end its zero interest rate policy.

For the six months ended June 30, 2015, the Fund returned 3.31% based on net asset value (“NAV”) compared to the 2.89% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 3.31% average total return of the Morningstar Closed-End High Yield Category.

The Fund outperformed the Index during the reporting period. Contributing to this outperformance was positive security selection in the financial, aerospace, metals/minerals, and energy sectors. On an industry level, an underweight position in the metals/minerals sector and an overweight position to the food and drug sector added to relative returns. Security selection in the retail, utility, food and drug, and gaming/leisure sectors detracted from relative performance. On an industry level, an underweight position in the energy sector and an overweight position in the media/telecom sector weighed on relative returns.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s auction rate preferred stock (“ARPS”) have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

Due to changes by Moody’s and S&P in their respective ratings methodology for securities issued by closed-end funds, the Fund’s ARPS were downgraded from Aaa to Aa3 by Moody’s in July 2012 and from AAA to AA by S&P in May 2014. There was no impact to the Fund’s performance and no change to its investment strategy as a result of these downgrades.

The Fund paid a monthly dividend of $0.053 per common share starting in September 2014 until March 2015. In March 2015, the Board of Trustees of the Fund authorized a reduction in the monthly dividend amount from $0.053 per common share to $0.050 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

Total Return *	Net Asset Value (NAV)**	Market Price
6 Months #	3.31%	(1.74)%
1 Year	(0.85)%	(16.19)%
5 Year	10.10%	6.87%
10 Year	9.45%	7.33%

Price per share at June 30, 2015	$8.11	$6.93

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., 1.120%, (PIK) 03/21/18[9,17] (Cost $41,188)	$41	$—	0.0%

CORPORATE BONDS — 124.1%
CONSUMER DISCRETIONARY — 24.1%
AUTO COMPONENTS — 2.5%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	815	886,109	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	528	537,900	0.5
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182	194,740	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	288	306,720	0.3
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	96	101,040	0.1
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53	54,457	0.1
ZF North America Capital, Inc., Private Placement, Co Guar,
4.000%, 04/29/20[2]	185	184,769	0.2
4.500%, 04/29/22[2]	150	146,932	0.1
4.750%, 04/29/25[2]	204	197,499	0.2

		2,610,166	2.5
AUTOMOBILES — 1.7%
FCA US LLC/CG Co-Issuer Inc., Sec’d Nt, 8.250%, 06/15/21	600	654,000	0.6
Fiat Chrysler Automobiles N.V., Private Placement, Sr Unsec’d Nt, (Netherlands),
4.500%, 04/15/20[2]	249	247,755	0.2
5.250%, 04/15/23[2]	200	196,040	0.2
General Motors Co., Sr Unsec’d Nt,
3.500%, 10/02/18	116	119,771	0.1
4.000%, 04/01/25	110	107,980	0.1
4.875%, 10/02/23	125	131,784	0.2

Description	Par (000)		Value	Percent of Net Assets*

AUTOMOBILES (continued)
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	$200		$202,500	0.2%
5.625%, 02/01/23[2]	150		155,250	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	—Units	[11]	—	0.0
7.250%, 07/15/41[9]	—Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 10/01/51[9]	—Units	[11]	—	0.0
7.735%, 05/15/48[9]	10 Units		1	0.0	[12]
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			1,815,088	1.7
DISTRIBUTORS — 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		132,615	0.1
Global Partners LP/GLP Finance Corp., Co Guar, 6.250%, 07/15/22	56		53,760	0.0	[12]
Global Partners LP/GLP Finance Corp., Private Placement, Co Guar, 7.000%, 06/15/23[2]	150		147,375	0.1
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220		227,425	0.2

			561,175	0.5
HOTELS, RESTAURANTS & LEISURE — 4.8%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		113,025	0.1
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60		59,100	0.1
Boyd Gaming Corp., Co Guar, 6.875%, 05/15/23	72		73,800	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52		55,640	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar,
5.250%, 03/15/21	$100	$102,750	0.1%
5.375%, 06/01/24	70	70,784	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83	89,951	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	54	51,570	0.0	[12]
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2]	105	102,112	0.1
Graton Economic Development Authority, Private Placement, Sr Sec’d Nt, 9.625%, 09/01/19[2]	100	107,840	0.1
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Co Guar, 5.625%, 10/15/21	90	93,483	0.1
Isle of Capri Casinos, Inc., Co Guar,
5.875%, 03/15/21	100	102,750	0.1
8.875%, 06/15/20	150	162,000	0.1
MGM Resorts International, Co Guar,
6.000%, 03/15/23	175	177,187	0.2
6.625%, 12/15/21	162	169,290	0.1
6.750%, 10/01/20	263	278,780	0.3
7.750%, 03/15/22	224	246,400	0.2
8.625%, 02/01/19	260	293,800	0.3
MTR Gaming Group, Inc., Sec’d Nt, 11.500%, 08/01/19	95	101,056	0.1
NCL Corp. Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.250%, 11/15/19[2]	112	114,660	0.1
Pinnacle Entertainment, Inc., Co Guar,
6.375%, 08/01/21	75	79,594	0.1
7.500%, 04/15/21	180	190,575	0.2
Real Mex Restaurants, Inc., 7.000%, 03/21/16[9]	83	82,890	0.1

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	$68	$71,485	0.1%
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 5.375%, 04/15/23[2]	99	97,515	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22	255	244,163	0.2
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	77,438	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	220	222,200	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	193	214,230	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	35,788	0.0	[12]
Speedway Motorsports, Inc., Co Guar, 5.125%, 02/01/23	110	108,350	0.1
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	251,250	0.2
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda),
6.250%, 05/15/25[2]	70	69,475	0.1
8.500%, 10/15/22[2]	134	148,740	0.1
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2]	280	266,700	0.3
Wynn Macau Ltd., Private Placement, Sr Unsec’d Nt, (Cayman Islands), 5.250%, 10/15/21[2]	285	274,177	0.3

		5,000,548	4.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 1.8%
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	$95	$94,565	0.1%
Brookfield Residential Properties, Inc., Private Placement, Sr Nt, (Canada), 6.375%, 05/15/25[2]	58	56,840	0.1
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	104	102,440	0.1
Century Communities, Inc., Private Placement, Co Guar, 6.875%, 05/15/22[2]	150	147,375	0.1
K. Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15[9]	130	133,087	0.1
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	29,580	0.0	[12]
4.500%, 11/15/19	64	64,800	0.1
4.750%, 05/30/25	125	121,250	0.1
6.950%, 06/01/18	40	43,900	0.0	[12]
Series B, 12.250%, 06/01/17	150	177,000	0.2
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	152	157,320	0.1
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22	133	141,977	0.1
7.150%, 04/15/20	10	10,800	0.0	[12]
Standard Pacific Corp., Co Guar,
5.875%, 11/15/24	67	69,010	0.1
8.375%, 01/15/21	75	87,000	0.1
10.750%, 09/15/16	29	32,118	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 5.875%, 04/15/23[2]	129	127,710	0.1
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	257	265,353	0.3
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Private Placement, Co Guar, 6.750%, 12/15/21[2]	80	75,600	0.1

		1,937,725	1.8

Description	Par (000)	Value	Percent of Net Assets*

INTERNET & CATALOG RETAIL — 0.7%
Netflix, Inc., Private Placement, Sr Unsec’d Nt,
5.500%, 02/15/22[2]	$75	$77,438	0.0%[12]
5.875%, 02/15/25[2]	75	77,633	0.1
Netflix, Inc., Sr Unsec’d Nt,
5.375%, 02/01/21	143	148,362	0.2
5.750%, 03/01/24	140	143,850	0.1
SITEL LLC/Sitel Finance Corp., Co Guar, 11.500%, 04/01/18	191	167,603	0.2
SITEL LLC/Sitel Finance Corp., Private Placement, Sr Sec’d Nt, 11.000%, 08/01/17[2]	105	106,575	0.1

		721,461	0.7
MEDIA — 10.5%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Altice S.A., Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2]	282	272,835	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	193,865	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	669	725,865	0.7
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	121,075	0.1
Cenveo Corp., Private Placement, Sr Sec’d Nt, 6.000%, 08/01/19[2]	60	56,400	0.1
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 12/15/21[2]	128	116,240	0.1
6.375%, 09/15/20[2]	60	59,595	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	74,344	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	175,275	0.2
Series B, 6.500%, 11/15/22	399	415,459	0.4
Series A, 7.625%, 03/15/20	25	25,812	0.0	[12]
Series B, 7.625%, 03/15/20	734	765,195	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
CSC Holdings LLC, Sr Unsec’d Nt, 6.750%, 11/15/21	$80	$84,400	0.1%
DISH DBS Corp., Co Guar,
5.875%, 11/15/24	85	81,653	0.1
6.750%, 06/01/21	1,079	1,124,858	1.0
7.875%, 09/01/19	65	72,085	0.1
Gannett Co., Inc., Co Guar, 6.375%, 10/15/23	280	291,550	0.3
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	291,500	0.3
iHeartCommunications, Inc., Sr Sec’d Nt, 9.000%, 12/15/19	153	145,809	0.1
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	168,000	0.2
LIN Television Corp., Co Guar, 6.375%, 01/15/21	130	132,925	0.1
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	60,000	0.1
Media General Financing Sub, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 11/15/22[2]	85	86,062	0.1
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	100	106,000	0.1
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	90	91,350	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	277	271,460	0.3
Numericable-SFR SAS, Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	600	591,375	0.5
6.250%, 05/15/24[2]	200	196,750	0.2
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	89,100	0.1
5.625%, 02/15/24	185	189,162	0.2
5.875%, 03/15/25	75	77,625	0.0	[12]
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada),
5.750%, 01/15/23	75	74,812	0.1
9.750%, 10/15/15[1,4]	585	1,170	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	$129	$135,127	0.1%
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	150	151,680	0.1
5.750%, 06/15/23	100	100,500	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	178	179,335	0.2
6.125%, 10/01/22	200	205,500	0.2
6.375%, 11/01/21	35	36,137	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	105	102,638	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
4.250%, 05/15/20[2]	35	34,825	0.0	[12]
4.625%, 05/15/23[2]	60	56,325	0.1
5.375%, 04/15/25[2]	21	20,265	0.0	[12]
5.750%, 08/01/21[2]	312	320,580	0.3
6.000%, 07/15/24[2]	144	145,440	0.1
TEGNA, Inc., Co Guar, 5.125%, 07/15/20	62	63,550	0.1
TEGNA, Inc., Private Placement, Co Guar,
4.875%, 09/15/21[2]	65	64,512	0.1
5.500%, 09/15/24[2]	65	64,350	0.0	[12]
Time Warner Cable, Inc., Co Guar, 7.300%, 07/01/38	145	163,373	0.2
Tribune Media Co., Private Placement, Co Guar, 5.875%, 07/15/22[2]	117	117,878	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.000%, 01/15/25[2]	200	198,500	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	331,538	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	121,250	0.1
5.125%, 02/15/25[2]	75	72,390	0.1
6.750%, 09/15/22[2]	542	573,165	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	$53	$52,868	0.0%[12]
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	114	114,000	0.1
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	217	206,189	0.2
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2]	150	150,375	0.1

		11,021,721	10.5
MULTILINE RETAIL — 0.3%
Family Tree Escrow LLC, Private Placement, Sr Sec’d Nt, 5.750%, 03/01/23[2]	74	77,330	0.1
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	50,490	0.0	[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	222,078	0.2

		349,898	0.3
SPECIALTY RETAIL — 1.2%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, (cash) 05/01/19[2,17]	76	61,180	0.1
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	556,855	0.5
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	509	226,505	0.2
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	108,885	0.1
Neebo, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	196,296	0.2
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	108,120	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	47,475	0.0	[12]

		1,305,316	1.2

Description	Par (000)	Value	Percent of Net Assets*

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Levi Strauss & Co., Private Placement, Sr Unsec’d Nt, 5.000%, 05/01/25[2]	$110	$106,425	0.1%

Total Consumer Discretionary		25,429,523	24.1

CONSUMER STAPLES — 5.9%
BEVERAGES — 0.5%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	73,500	0.1
4.250%, 05/01/23	25	24,625	0.0	[12]
4.750%, 11/15/24	63	63,157	0.0	[12]
Cott Beverages, Inc., Private Placement, Co Guar, 6.750%, 01/01/20[2]	104	107,900	0.1
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	234	273,780	0.3

		542,962	0.5
FOOD & STAPLES RETAILING — 1.6%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., Private Placement, Sr Sec’d Nt, 7.750%, 10/15/22[2]	350	371,875	0.3
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	160	162,608	0.1
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	80	76,800	0.1
7.750%, 06/15/26	16	15,600	0.0	[12]
8.000%, 05/01/31	180	178,200	0.2
8.700%, 05/01/30	7	7,105	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21	160	168,000	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2]	262	269,860	0.3
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22	242	253,949	0.2
Tops Holding LLC/Tops Markets II Corp., Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	225	225,281	0.2

		1,729,278	1.6
FOOD PRODUCTS — 3.4%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	277,919	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS (continued)
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22	$220	$220,000	0.2%
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2]	375	382,500	0.4
H.J. Heinz Co., Private Placement, Sec’d Nt, 4.875%, 02/15/25[2]	69	75,124	0.1
H.J. Heinz Co., Sec’d Nt, 4.250%, 10/15/20	300	306,375	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	258	271,938	0.2
7.250%, 06/01/21[2]	177	186,514	0.2
8.250%, 02/01/20[2]	78	82,935	0.1
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
5.750%, 06/15/25[2]	193	190,771	0.2
5.875%, 07/15/24[2]	221	222,263	0.2
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2]	105	106,050	0.1
Post Holdings, Inc., Private Placement, Co Guar, 6.750%, 12/01/21[2]	200	200,000	0.2
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	134,375	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	101	102,515	0.1
5.875%, 08/01/21[2]	436	450,170	0.4
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	150	160,125	0.1
7.750%, 07/01/17	76	83,315	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	100	102,250	0.1

		3,555,139	3.4
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	44,730	0.1
Spectrum Brands, Inc., Private Placement, Co Guar,
5.750%, 07/15/25[2]	102	103,530	0.1
6.125%, 12/15/24[2]	43	45,043	0.0	[12]

		193,303	0.2

Description	Par (000)	Value	Percent of Net Assets*

PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Co Guar, 5.375%, 12/15/21[2]	$100	$100,000	0.1%
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	116,620	0.1

		216,620	0.2
Total Consumer Staples		6,237,302	5.9

ENERGY — 16.3%
ENERGY EQUIPMENT & SERVICES — 2.1%
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	64	50,560	0.1
Compressco Partners LP/Compressco Finance, Inc., Private Placement, Co Guar, 7.250%, 08/15/22[2]	176	168,080	0.2
Exterran Partners LP/EXLP Finance Corp., Co Guar, 6.000%, 10/01/22	120	114,000	0.1
FTS International, Inc., Private Placement, Sr Sec’d Nt, VAR, 7.783%, 06/15/20[2]	66	65,676	0.1
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	200	150,000	0.1
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	120	103,500	0.1
7.500%, 08/01/20	35	31,850	0.0	[12]
PHI, Inc., Co Guar, 5.250%, 03/15/19	81	74,925	0.1
Pioneer Energy Services Corp., Co Guar, 6.125%, 03/15/22	50	40,000	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24	170	147,900	0.1
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), Reg. S, 9.000%, 03/26/18[2]	200	164,000	0.2
Seventy Seven Energy, Inc., Sr Unsec’d Nt, 6.500%, 07/15/22	87	55,680	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	52,525	0.0	[12]
7.500%, 07/01/21	65	68,087	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ENERGY EQUIPMENT & SERVICES (continued)
Transocean, Inc., Co Guar, (Cayman Islands),
6.500%, 11/15/20	$44	$40,755	0.0%[12]
6.875%, 12/15/21	206	185,400	0.2
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	130,000	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	418	405,460	0.4
Western Refining Logistics LP/WNRL Finance Corp., Private Placement, Co Guar, 7.500%, 02/15/23[2]	107	110,210	0.1

		2,158,608	2.1
OIL, GAS & CONSUMABLE FUELS — 14.2%
Antero Resources Corp., Co Guar,
5.125%, 12/01/22	89	84,105	0.1
5.375%, 11/01/21	70	67,200	0.1
6.000%, 12/01/20	115	115,575	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	41,250	0.1
5.625%, 06/01/24[2]	44	40,810	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	151	155,530	0.1
California Resources Corp., Co Guar,
5.000%, 01/15/20	113	99,440	0.1
5.500%, 09/15/21	208	181,002	0.2
6.000%, 11/15/24	239	205,540	0.2
Chesapeake Energy Corp., Co Guar,
4.875%, 04/15/22	516	447,630	0.4
5.375%, 06/15/21	140	126,700	0.1
6.125%, 02/15/21	46	43,240	0.1
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	79,014	0.1
5.875%, 05/01/22	72	77,040	0.0	[12]
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	150	153,375	0.1
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2]	204	200,430	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 6.375%, 03/15/24	55	39,050	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	$150	$63,000	0.1%
9.500%, 06/15/20	109	46,052	0.0	[12]
Comstock Resources, Inc., Private Placement, Sr Sec’d Nt, 10.000%, 03/15/20[2]	173	156,060	0.1
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	40,000	0.0	[12]
6.500%, 01/15/22	205	213,712	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22	130	110,500	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	48	49,680	0.1
6.125%, 03/01/22	151	154,020	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Private Placement, Co Guar, 6.250%, 04/01/23[2]	136	141,440	0.1
Diamondback Energy, Inc., Co Guar, 7.625%, 10/01/21	157	167,990	0.2
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	259,250	0.3
7.500%, 10/15/20	19	21,422	0.0	[12]
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	124	137,414	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
7.750%, 09/01/22	142	149,100	0.2
9.375%, 05/01/20	138	147,481	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Private Placement, Co Guar, 6.375%, 06/15/23[2]	93	93,232	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24	125	121,250	0.1
5.750%, 02/15/21	175	172,812	0.2
6.000%, 05/15/23	82	82,041	0.1
Halcon Resources Corp., Co Guar,
8.875%, 05/15/21	75	49,312	0.1
9.250%, 02/15/22	195	126,263	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	$377	$353,513	0.3%
5.750%, 10/01/25[2]	225	216,000	0.2
7.625%, 04/15/21[2]	75	78,000	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	124,687	0.1
Jones Energy Holdings LLC/Jones Energy Finance Corp., Co Guar, 6.750%, 04/01/22	160	152,400	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	209,375	0.2
Linn Energy LLC/Linn Energy Finance Corp., Co Guar, 6.500%, 09/15/21	145	108,750	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar,
4.875%, 12/01/24	130	127,075	0.1
4.875%, 06/01/25	333	325,508	0.3
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	226,958	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	81,812	0.1
7.000%, 03/31/24[2]	258	247,358	0.2
Memorial Resource Development Corp., Co Guar, 5.875%, 07/01/22	214	206,660	0.2
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	77	75,845	0.1
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	75	74,250	0.1
5.625%, 07/01/24	105	106,050	0.1
5.750%, 01/30/22	300	304,500	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	52,868	0.1
6.875%, 10/15/21	105	109,200	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Oasis Petroleum, Inc., Co Guar, 6.875%, 03/15/22	$180	$182,700	0.2%
Peabody Energy Corp., Co Guar, 6.250%, 11/15/21	197	66,980	0.1
Peabody Energy Corp., Private Placement, Sec’d Nt, 10.000%, 03/15/22[2]	354	219,480	0.2
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20	170	152,575	0.1
PVR Partners LP/Penn Virginia Resource Finance Corp., Co Guar, 6.500%, 05/15/21	33	34,898	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	228,843	0.2
5.375%, 10/01/22	343	331,235	0.3
6.875%, 03/01/21	215	223,062	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22	84	85,327	0.1
5.875%, 03/01/22	152	161,806	0.2
6.500%, 07/15/21	320	337,200	0.3
Rice Energy, Inc., Private Placement, Co Guar, 7.250%, 05/01/23[2]	108	110,700	0.1
Rosetta Resources, Inc., Co Guar,
5.625%, 05/01/21	59	62,687	0.0	[12]
5.875%, 06/01/22	529	564,708	0.5
5.875%, 06/01/24	36	38,790	0.1
RSP Permian, Inc., Private Placement, Co Guar, 6.625%, 10/01/22[2]	62	63,395	0.1
Sabine Oil & Gas Corp., Co Guar, 9.750%, 02/15/17[1,4]	148	22,940	0.0	[12]
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	113,905	0.1
Seventy Seven Operating LLC, Co Guar, 6.625%, 11/15/19	200	158,000	0.2
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	220	208,450	0.2
5.625%, 06/01/25	131	129,664	0.1
6.500%, 11/15/21	429	447,232	0.4
6.500%, 01/01/23	240	246,000	0.3
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	138,330	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	$225	$234,000	0.2%
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	198	172,260	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	54,080	0.0	[12]
6.875%, 02/01/21	200	207,500	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 5.000%, 01/15/18[2]	122	124,745	0.1
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Co Guar,
5.500%, 10/15/19[2]	97	100,638	0.1
6.250%, 10/15/22[2]	93	96,255	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[2]	255	244,800	0.2
6.125%, 10/01/24[2]	171	150,053	0.2
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	168,581	0.2
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	65	65,488	0.1
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23	83	81,872	0.1
6.125%, 07/15/22	156	165,750	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24	385	354,681	0.3
6.000%, 01/15/22	580	572,750	0.6

		14,962,131	14.2
Total Energy		17,120,739	16.3

FINANCIALS — 9.0%
BANKS — 3.1%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	227,760	0.2

Description	Par (000)	Value	Percent of Net Assets*

BANKS (continued)
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	$130	$137,963	0.1%
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	303	307,545	0.3
5.000%, 08/15/22	327	323,730	0.3
5.250%, 03/15/18	85	87,869	0.1
5.375%, 05/15/20	505	526,462	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	260,497	0.3
6.100%, 06/10/23	535	568,832	0.5
6.125%, 12/15/22	503	541,621	0.5
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	303,363	0.3

		3,285,642	3.1
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt,
4.625%, 09/15/23	102	100,215	0.1
5.375%, 11/15/22	78	79,950	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	105	109,462	0.1

		289,627	0.3
CONSUMER FINANCE — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Private Placement, Co Guar, (Ireland), 4.500%, 05/15/21[2]	200	201,000	0.2
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31	307	367,633	0.3
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18	197	197,246	0.2
4.125%, 03/30/20	225	224,577	0.2
4.625%, 05/19/22	79	78,013	0.1
4.625%, 03/30/25	225	214,312	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,500	0.0	[12]
4.250%, 05/15/23	38	38,451	0.1
Navient Corp., Sr Unsec’d Nt,
7.250%, 01/25/22	36	37,980	0.0	[12]
8.000%, 03/25/20	294	327,810	0.3

		1,709,522	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — 1.9%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	$327	$181,485	0.2%
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	309,012	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	358,150	0.3
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	223	234,429	0.2
Energizer SpinCo, Inc., Private Placement, Co Guar, 5.500%, 06/15/25[2]	248	244,900	0.2
Horizon Pharma Financing, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 05/01/23[2]	200	208,500	0.2
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, 8.250%, (cash) 12/15/17[2,17]	99	99,742	0.1
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	59,738	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	26,075	0.0	[12]
7.875%, 10/01/20	111	110,723	0.1
9.625%, 05/01/19	54	57,375	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	50,500	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	61,425	0.1

		2,002,054	1.9
INSURANCE — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	145	152,975	0.2
CNO Financial Group, Inc., Sr Unsec’d Nt,
4.500%, 05/30/20	59	59,885	0.1
5.250%, 05/30/25	154	156,495	0.1

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE (continued)
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	$93	$96,720	0.1%
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	216	213,300	0.2
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	218	221,270	0.2

		900,645	0.9
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Crown Castle International Corp., Sr Unsec’d Nt,
4.875%, 04/15/22	107	108,070	0.1
5.250%, 01/15/23	211	212,530	0.2
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	134,663	0.1
Felcor Lodging LP, Private Placement, Co Guar, 6.000%, 06/01/25[2]	75	76,125	0.1
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	191	191,119	0.2
7.750%, 10/01/19	100	104,500	0.1
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	59	59,000	0.0	[12]
RHP Hotel Properties LP/RHP Finance Corp., Private Placement, Co Guar, 5.000%, 04/15/23[2]	65	63,700	0.1

		949,707	0.9
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	17,910	0.0	[12]
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	192	185,280	0.2

		203,190	0.2
THRIFTS & MORTGAGE FINANCE — 0.1%
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	121	115,857	0.1

Total Financials		9,456,244	9.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE — 14.4%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc., Co Guar, 6.500%, 06/15/20	$120	$123,600	0.1%
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	47,822	0.0	[12]
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	533,830	0.5
Crimson Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 05/15/22[2]	90	78,975	0.1
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Private Placement, Sec’d Nt, 8.125%, 06/15/21[2]	72	74,160	0.1
Halyard Health, Inc., Private Placement, Co Guar, 6.250%, 10/15/22[2]	55	57,612	0.0[12]
Hologic, Inc., Co Guar, 6.250%, 08/01/20	70	72,408	0.1
Hologic, Inc., Private Placement, Sr Unsec’d Nt, 5.250%, 07/15/22[2]	202	206,293	0.2
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg),
4.875%, 04/15/20[2]	165	167,896	0.2
5.500%, 04/15/25[2]	135	130,950	0.1
5.750%, 08/01/22[2]	222	226,995	0.2
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	60,900	0.1
Teleflex, Inc., Co Guar, 5.250%, 06/15/24	105	106,334	0.1

		1,887,775	1.8
HEALTH CARE PROVIDERS & SERVICES — 8.5%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22	105	104,212	0.1
6.125%, 03/15/21	108	111,240	0.1
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 5.625%, 02/15/23[2]	70	70,875	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	66,137	0.1
5.625%, 07/15/22	125	126,094	0.1

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES (continued)
Catamaran Corp., Co Guar, (Canada), 4.750%, 03/15/21	$50	$55,375	0.1%
Centene Corp., Sr Unsec’d Nt, 4.750%, 05/15/22	115	118,450	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	365	385,075	0.3
7.125%, 07/15/20	203	215,078	0.2
8.000%, 11/15/19	280	295,050	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	45	46,125	0.0	[12]
5.125%, 08/01/21	110	112,062	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.000%, 05/01/25	235	226,188	0.2
5.125%, 07/15/24	170	167,131	0.2
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	141,050	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	72,527	0.1
5.750%, 02/15/21[2]	90	95,850	0.1
5.875%, 01/31/22[2]	105	111,300	0.1
Fresenius Medical Care US Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	96,187	0.1
4.750%, 10/15/24[2]	55	54,450	0.0	[12]
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	377,125	0.4
HCA, Inc., Co Guar,
5.375%, 02/01/25	377	383,145	0.3
5.875%, 05/01/23	180	191,250	0.2
7.500%, 02/15/22	270	310,163	0.3
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	122	122,915	0.1
4.250%, 10/15/19	150	153,562	0.1
4.750%, 05/01/23	176	178,200	0.2
5.000%, 03/15/24	184	187,220	0.2
5.250%, 04/15/25	170	176,800	0.2
5.875%, 03/15/22	200	217,500	0.2
6.500%, 02/15/20	275	307,313	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES (continued)
HealthSouth Corp., Co Guar, 5.750%, 11/01/24	$175	$178,719	0.2%
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	487	504,045	0.5
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	55,253	0.1
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21	144	148,680	0.1
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	439,138	0.4
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt,
5.000%, 03/01/19[2]	108	108,000	0.1
5.500%, 03/01/19[2]	500	504,375	0.5
6.750%, 06/15/23[2]	185	188,700	0.2
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	74,250	0.0	[12]
4.750%, 06/01/20	75	76,172	0.1
6.000%, 10/01/20	173	184,461	0.2
6.250%, 11/01/18	105	114,056	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
6.750%, 02/01/20	30	31,350	0.0	[12]
8.000%, 08/01/20	288	299,880	0.3
8.125%, 04/01/22	303	331,331	0.3
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	320	341,600	0.3
Universal Health Services, Inc., Private Placement, Sr Sec’d Nt,
3.750%, 08/01/19[2]	32	32,480	0.0	[12]
4.750%, 08/01/22[2]	47	48,528	0.1

		8,936,667	8.5
HEALTH CARE TECHNOLOGY — 0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	185,400	0.2

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Quintiles Transnational Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2]	120	120,600	0.1

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — 3.8%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, (cash) 05/15/19[2,17]	$90	$91,585	0.1%
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, (PIK) 06/15/12[1,4,9,16,17]	2,805	280	0.0	[12]
Concordia Healthcare Corp., Private Placement, Co Guar, (Canada), 7.000%, 04/15/23[2]	87	87,000	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	192,375	0.2
Endo Finance LLC/Endo Finco, Inc., Private Placement, Co Guar,
6.000%, 02/01/25[2]	215	218,494	0.2
7.000%, 07/15/19[2]	75	77,775	0.0	[12]
7.000%, 12/15/20[2]	75	78,750	0.1
7.250%, 01/15/22[2]	83	88,187	0.1
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Private Placement, Co Guar, 6.000%, 07/15/23[2]	285	291,413	0.3
Grifols Worldwide Operations Ltd., Co Guar, (Ireland), 5.250%, 04/01/22	200	200,500	0.2
Par Pharmaceutical Cos., Inc., Co Guar, 7.375%, 10/15/20	60	64,050	0.0	[12]
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.375%, 03/15/20[2]	295	304,587	0.3
5.500%, 03/01/23[2]	95	95,950	0.1
5.625%, 12/01/21[2]	65	66,463	0.1
5.875%, 05/15/23[2]	705	722,625	0.7
6.375%, 10/15/20[2]	210	221,156	0.2
6.750%, 08/15/18[2]	354	371,258	0.3
7.000%, 10/01/20[2]	280	291,200	0.3
7.500%, 07/15/21[2]	152	163,590	0.1
Valeant Pharmaceuticals International, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.125%, 04/15/25[2]	425	437,219	0.4

		4,064,457	3.8
Total Health Care		15,194,899	14.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIALS — 14.3%
AEROSPACE & DEFENSE — 0.8%
Aerojet Rocketdyne Holdings, Inc., Sec’d Nt, 7.125%, 03/15/21	$65	$69,225	0.1%
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	97	94,333	0.1
6.125%, 01/15/23[2]	55	48,812	0.0	[12]
7.500%, 03/15/18[2]	100	104,500	0.1
Bombardier, Inc., Private Placement, Unsec’d Nt, (Canada), 5.500%, 09/15/18[2]	56	55,440	0.0	[12]
Orbital ATK, Inc., Private Placement, Co Guar, 5.250%, 10/01/21[2]	93	94,860	0.1
Spirit AeroSystems, Inc., Co Guar, 5.250%, 03/15/22	56	57,820	0.1
TransDigm, Inc., Co Guar,
6.000%, 07/15/22	228	225,150	0.2
6.500%, 07/15/24	87	85,913	0.1

		836,053	0.8
AIR FREIGHT & LOGISTICS — 0.1%
CEVA Group plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 4.000%, 05/01/18[2]	75	68,625	0.1

AIRLINES — 0.8%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	532	596,062	0.6
UAL 2007-1 Pass-Through Trust, Private Placement, 7.336%, 07/02/19[2]	65	70,735	0.1
US Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	150	153,617	0.1

		820,414	0.8
BUILDING PRODUCTS — 0.5%
Masco Corp., Sr Unsec’d Nt,
4.450%, 04/01/25	113	113,283	0.1
5.950%, 03/15/22	43	48,267	0.1
7.125%, 03/15/20	10	11,600	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 5.625%, 03/15/23[2]	107	108,739	0.1

Description	Par (000)	Value	Percent of Net Assets*

BUILDING PRODUCTS (continued)
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2]	$140	$149,100	0.1%
USG Corp., Private Placement, Co Guar,
5.500%, 03/01/25[2]	84	83,685	0.1
7.875%, 03/30/20[2]	5	5,350	0.0	[12]

		520,024	0.5
COMMERCIAL SERVICES & SUPPLIES — 3.8%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	63,000	0.1
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	48,870	0.1
4.125%, 04/15/19	65	65,975	0.1
4.125%, 06/15/23	510	476,850	0.4
6.250%, 10/15/21	305	320,250	0.3
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	115	120,060	0.1
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	375	378,750	0.3
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	79,800	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2]	325	312,000	0.3
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	100,800	0.1
9.750%, 08/01/18[2]	145	151,525	0.1
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	90	78,750	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.690%, 12/21/65[2]	450	445,950	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	514,800	0.5
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, 9.375%, (PIK) 10/15/17[2,17]	50	51,060	0.0	[12]
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	300	234,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES (continued)
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	$83	$84,245	0.1%
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22	125	121,563	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 07/15/15[1,4,9]	1,415	2,830	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	1,620	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.500%, 11/15/23	100	103,250	0.1
7.000%, 02/15/22	75	80,625	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	230	215,050	0.2

		4,051,623	3.8
CONSTRUCTION & ENGINEERING — 1.3%
AECOM, Private Placement, Co Guar,
5.750%, 10/15/22[2]	200	202,500	0.2
5.875%, 10/15/24[2]	360	364,950	0.3
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	70	73,150	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	320	292,000	0.3
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	410,000	0.4

		1,342,600	1.3
ELECTRICAL EQUIPMENT — 0.5%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	65	64,309	0.1
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	135	139,725	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2]	117	115,537	0.1
5.000%, 10/01/25[2]	138	134,378	0.1
5.625%, 11/01/24[2]	56	57,960	0.1

		511,909	0.5
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	80,030	0.1

Description	Par (000)	Value	Percent of Net Assets*

MACHINERY — 1.2%
Amsted Industries, Inc., Private Placement, Co Guar, 5.375%, 09/15/24[2]	$28	$27,790	0.0%[12]
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2]	182	185,867	0.2
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	226	232,215	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	400	370,000	0.3
Gardner Denver, Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 08/15/21[2]	75	68,344	0.1
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	289	297,670	0.3
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	59,000	0.1

		1,240,886	1.2
MARINE — 0.9%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Co Guar, 8.125%, 02/15/19	30	23,550	0.0	[12]
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Private Placement, Sr Sec’d Nt, 7.375%, 01/15/22[2]	275	238,219	0.2
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	293	280,547	0.3
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	111,250	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	347	305,360	0.3

		958,926	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PROFESSIONAL SERVICES — 0.1%
CEB, Inc., Private Placement, Co Guar, 5.625%, 06/15/23[2]	$83	$83,415	0.1%
IHS, Inc., Private Placement, Co Guar, 5.000%, 11/01/22[2]	70	69,563	0.0	[12]

		152,978	0.1
ROAD & RAIL — 0.9%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	200,500	0.2
6.500%, 07/15/22[2]	200	212,000	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar,
5.125%, 06/01/22[2]	150	146,250	0.1
5.250%, 03/15/25[2]	190	178,362	0.2
Hertz Corp. (The), Co Guar, 7.375%, 01/15/21	251	261,354	0.2

		998,466	0.9
TRADING COMPANIES & DISTRIBUTORS — 3.3%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2]	185	182,687	0.2
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	32,511	0.0	[12]
7.625%, 04/15/20	200	226,240	0.2
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	285	293,906	0.3
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	190	200,925	0.2
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2]	155	157,131	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,210	0.0	[12]
8.250%, 12/15/20	888	1,054,500	1.0
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25	178	171,993	0.2
5.750%, 11/15/24	25	24,625	0.0	[12]
6.125%, 06/15/23	447	456,499	0.4
7.625%, 04/15/22	150	162,375	0.1
8.250%, 02/01/21	74	79,087	0.1

Description	Par (000)	Value	Percent of Net Assets*

TRADING COMPANIES & DISTRIBUTORS (continued)
United Rentals North America, Inc., Sr Sec’d Nt, 4.625%, 07/15/23	$271	$265,743	0.3%
Univar, Inc., Private Placement, Sr Unsec’d Nt, 6.750%, 07/15/23[2]	155	156,550	0.1

		3,485,982	3.3
Total Industrials		15,068,516	14.3

INFORMATION TECHNOLOGY — 8.3%
COMMUNICATIONS EQUIPMENT — 1.8%
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	173	178,623	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	242	199,650	0.2
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	475	464,312	0.5
CommScope Technologies Finance LLC, Private Placement, Sr Unsec’d Nt, 6.000%, 06/15/25[2]	114	113,572	0.1
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	22,425	0.0	[12]
5.500%, 06/15/24[2]	222	215,895	0.2
CommScope, Inc., Private Placement, Sr Sec’d Nt, 4.375%, 06/15/20[2]	34	34,340	0.0	[12]
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	418	346,940	0.3
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	106,813	0.1
6.625%, 05/15/39	100	108,500	0.1
Plantronics, Inc., Private Placement, Co Guar, 5.500%, 05/31/23[2]	95	96,188	0.1

		1,887,258	1.8
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	51,410	0.1
5.500%, 09/01/22[2]	15	14,887	0.0	[12]
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	220,912	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (continued)
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	$55	$54,038	0.0%[12]
5.500%, 12/01/24	75	74,250	0.1
6.000%, 08/15/22	101	104,282	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	44,888	0.0	[12]
Zebra Technologies Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 10/15/22[2]	191	206,758	0.2

		771,425	0.7
INTERNET SOFTWARE & SERVICES — 0.6%
Blue Coat Holdings, Inc., Private Placement, Sr Unsec’d Nt, 8.375%, 06/01/23[2]	87	88,522	0.1
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20	128	129,280	0.1
5.375%, 01/01/22	68	68,170	0.1
5.750%, 01/01/25	48	47,520	0.0	[12]
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	36,094	0.0	[12]
VeriSign, Inc., Private Placement, Sr Unsec’d Nt, 5.250%, 04/01/25[2]	191	190,523	0.2
VeriSign, Inc., Sr Unsec’d Nt, 4.625%, 05/01/23	111	106,699	0.1

		666,808	0.6
IT SERVICES — 2.0%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	157,600	0.1
First Data Corp., Co Guar,
11.250%, 01/15/21	106	117,660	0.1
11.750%, 08/15/21	313	352,125	0.3
12.625%, 01/15/21	274	316,470	0.3
First Data Corp., Private Placement, Sec’d Nt,
8.250%, 01/15/21[2]	230	242,650	0.3
8.750%, 01/15/22[2]	220	234,194	0.2
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2]	260	274,789	0.3
IGATE Corp., Co Guar, 4.750%, 04/15/19	91	94,299	0.1

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES (continued)
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	$100	$103,250	0.1%
7.625%, 11/15/20	164	171,380	0.2

		2,064,417	2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
6.750%, 03/01/19	235	213,263	0.2
7.000%, 07/01/24	196	165,620	0.1
7.500%, 08/15/22	97	85,602	0.1
7.750%, 08/01/20	85	73,950	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	56,513	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	117,875	0.1
6.000%, 01/15/22[2]	58	61,480	0.1
Micron Technology, Inc., Co Guar, 5.875%, 02/15/22	50	50,875	0.0	[12]
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	22	21,092	0.0	[12]
5.250%, 01/15/24[2]	93	87,827	0.1
5.500%, 02/01/25[2]	293	274,541	0.2
5.625%, 01/15/26[2]	82	75,748	0.1
NXP B.V./NXP Funding LLC, Private Placement, Co Guar, (Netherlands), 5.750%, 03/15/23[2]	200	208,000	0.2
NXP BV/NXP Funding LLC, Private Placement, Co Guar, (Netherlands),
4.125%, 06/15/20[2]	218	219,635	0.2
4.625%, 06/15/22[2]	257	253,466	0.3

		1,965,487	1.9
SOFTWARE — 1.2%
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	95	99,512	0.1
6.125%, 09/15/23[2]	110	117,975	0.1
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	164	168,510	0.1
6.125%, 11/01/23[2]	69	70,897	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SOFTWARE (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, (cash) 05/01/21[2,17]	$108	$108,270	0.1%
Infor U.S., Inc., Private Placement, Co Guar, 6.500%, 05/15/22[2]	143	145,503	0.1
Italics Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2]	148	146,150	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	223	224,115	0.2
Open Text Corp., Private Placement, Co Guar, (Canada), 5.625%, 01/15/23[2]	75	74,250	0.1
SS&C Technologies Holdings, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 07/15/23[2]	97	97,970	0.1

		1,253,152	1.2
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp., Co Guar,
5.000%, 07/15/22	35	35,481	0.0	[12]
5.875%, 12/15/21	15	15,450	0.0	[12]
6.375%, 12/15/23	40	42,400	0.1

		93,331	0.1
Total Information Technology		8,701,878	8.3

MATERIALS — 13.4%
CHEMICALS — 3.0%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	189,381	0.2
Ashland, Inc., Sr Unsec’d Nt, 3.875%, 04/15/18	177	181,867	0.2
Axiall Corp., Co Guar, 4.875%, 05/15/23	280	270,200	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	284,021	0.3
Chemours Co. (The), Private Placement, Sr Unsec’d Nt,
6.625%, 05/15/23[2]	59	57,156	0.1
7.000%, 05/15/25[2]	47	45,590	0.0	[12]
Eagle Spinco, Inc., Co Guar, 4.625%, 02/15/21	25	24,250	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS (continued)
Evolution Escrow Issuer LLC, Private Placement, Co Guar, 7.500%, 03/15/22[2]	$178	$168,655	0.2%
Hexion, Inc., Sr Sec’d Nt,
6.625%, 04/15/20	160	146,800	0.1
10.000%, 04/15/20	98	100,695	0.1
Huntsman International LLC, Private Placement, Co Guar, 5.125%, 11/15/22[2]	67	65,995	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	135	154,529	0.1
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21	150	134,625	0.1
8.875%, 10/15/20[1,4,9]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.000%, 05/01/25[2]	81	81,304	0.1
5.250%, 08/01/23[2]	50	50,750	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	169,735	0.2
Olin Corp., Sr Unsec’d Nt, 5.500%, 08/15/22	175	176,750	0.2
Platform Specialty Products Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 02/01/22[2]	127	131,128	0.1
PolyOne Corp., Sr Unsec’d Nt, 5.250%, 03/15/23	242	239,580	0.2
7.375%, 09/15/20	60	62,700	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	136,500	0.1
8.250%, 01/15/21[2]	200	194,500	0.2
WR Grace & Co.-Conn, Private Placement, Co Guar,
5.125%, 10/01/21[2]	102	102,765	0.1
5.625%, 10/01/24[2]	33	33,412	0.0	[12]

		3,202,888	3.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — 2.3%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	$510	$555,798	0.5%
Cemex Finance LLC, 9.660%, 02/14/17[9]	163	163,032	0.2
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	200	197,440	0.2
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	236,250	0.2
6.125%, 05/05/25[2]	200	196,000	0.2
7.250%, 01/15/21[2]	200	210,660	0.2
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	215	223,600	0.2
Summit Materials LLC/Summit Materials Finance Corp., Private Placement, Sr Unsec’d Nt, 6.125%, 07/15/23[2]	120	120,000	0.1
U.S. Concrete, Inc., Sr Sec’d Nt, 8.500%, 12/01/18	100	105,500	0.1
Vulcan Materials Co., Sr Unsec’d Nt,
4.500%, 04/01/25	163	162,593	0.1
7.500%, 06/15/21	250	287,500	0.3

		2,458,373	2.3
CONTAINERS & PACKAGING — 2.1%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	210,000	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	36,000	0.0	[12]
Ball Corp., Co Guar, 5.250%, 07/01/25	128	126,560	0.1
Berry Plastics Corp., Sec’d Nt,
5.125%, 07/15/23	125	121,875	0.1
5.500%, 05/15/22	115	115,431	0.1
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, Co Guar, (Luxembourg),
5.625%, 12/15/16[2]	140	139,738	0.1
6.000%, 06/15/17[2]	65	65,000	0.1

Description	Par (000)	Value	Percent of Net Assets*

CONTAINERS & PACKAGING (continued)
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
5.500%, 07/15/22[2]	$135	$130,612	0.1%
5.750%, 07/15/23[2]	105	101,588	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,9]	259	43,009	0.1
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	85	83,937	0.1
5.375%, 01/15/25[2]	59	57,673	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	103,750	0.1
9.875%, 08/15/19	127	133,350	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	460	471,500	0.5
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	83,725	0.1
5.125%, 12/01/24[2]	85	83,831	0.1
6.500%, 12/01/20[2]	120	132,300	0.1

		2,239,879	2.1
METALS & MINING — 5.2%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	163,137	0.2
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24	135	136,688	0.1
5.400%, 04/15/21	100	104,812	0.1
5.720%, 02/23/19	110	117,469	0.1
5.900%, 02/01/27	92	97,290	0.1
6.150%, 08/15/20	50	54,465	0.1
6.750%, 01/15/28	68	75,650	0.1
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	75	76,875	0.1
7.875%, 11/01/20	54	56,025	0.0	[12]
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
5.125%, 06/01/20	30	30,413	0.0	[12]
7.000%, 02/25/22	275	296,312	0.3
7.750%, 10/15/39	530	527,350	0.5
10.600%, 06/01/19	465	556,837	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	$71	$72,420	0.1%
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	215	182,212	0.2
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	18,800	0.0	[12]
6.500%, 07/15/17	150	157,875	0.1
7.350%, 08/15/18	75	81,187	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	184	178,020	0.2
7.000%, 02/15/21[2]	54	51,637	0.0	[12]
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	231,831	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	67,840	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	282,532	0.3
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2]	107	115,293	0.1
7.875%, 11/01/22[2]	120	128,400	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	57,960	0.1
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	203	200,463	0.2
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	453,668	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	100	92,000	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	100	100,750	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Co Guar, 6.375%, 05/01/22[2]	150	145,500	0.1

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	$90	$90,180	0.1%
5.250%, 04/15/23	57	56,573	0.1
5.500%, 10/01/24	30	30,000	0.0	[12]
6.125%, 08/15/19	108	113,670	0.1
6.375%, 08/15/22	108	112,995	0.1
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Private Placement, Co Guar, 7.375%, 02/01/20[2]	55	55,550	0.0	[12]
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	95	72,438	0.1

		5,443,117	5.2
PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2]	110	107,800	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	205	197,825	0.2
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	88,395	0.1
Mercer International, Inc., Co Guar,
7.000%, 12/01/19	38	39,710	0.0	[12]
7.750%, 12/01/22	68	73,100	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	98,700	0.1
Resolute Forest Products, Inc., Co Guar, 5.875%, 05/15/23	28	25,480	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	160,800	0.2

		791,810	0.8
Total Materials		14,136,067	13.4

TELECOMMUNICATION SERVICES — 14.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.4%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	199,938	0.2
6.625%, 02/15/23[2]	200	198,560	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Altice Finco S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.125%, 01/15/24[2]	$200	$205,000	0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.250%, 09/30/22	53	52,205	0.0	[12]
6.625%, 01/31/22	54	56,295	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Co Guar,
5.125%, 05/01/23[2]	210	204,225	0.2
5.375%, 05/01/25[2]	193	187,934	0.2
5.875%, 05/01/27[2]	78	76,147	0.0	[12]
CenturyLink, Inc., Private Placement, Sr Unsec’d Nt, 5.625%, 04/01/25[2]	179	161,547	0.2
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	215	226,287	0.2
Consolidated Communications, Inc., Private Placement, Co Guar, 6.500%, 10/01/22[2]	150	144,562	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	752	833,742	0.8
Frontier Communications Corp., Sr Unsec’d Nt,
8.500%, 04/15/20	225	235,238	0.2
8.750%, 04/15/22	369	365,310	0.4
9.250%, 07/01/21	222	232,545	0.2
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	133	117,771	0.1
6.625%, 12/15/22	735	668,850	0.6
7.250%, 04/01/19	143	145,145	0.2
7.250%, 10/15/20	245	242,244	0.2
7.500%, 04/01/21	220	217,525	0.2
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	325	271,375	0.3
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22	87	86,348	0.1
Level 3 Financing, Inc., Co Guar,
5.375%, 08/15/22	96	96,960	0.1
6.125%, 01/15/21	100	104,870	0.1
8.625%, 07/15/20	159	169,923	0.1

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Level 3 Financing, Inc., Private Placement, Co Guar,
5.125%, 05/01/23[2]	$300	$293,438	0.3%
5.375%, 05/01/25[2]	560	540,400	0.5
5.625%, 02/01/23[2]	123	124,230	0.1
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	360	370,800	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	57,082	0.1
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28	165	141,900	0.1
8.750%, 03/15/32	366	355,935	0.4
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands),
5.375%, 01/15/25[2]	200	190,900	0.2
7.250%, 11/15/21[2]	135	145,800	0.1
Virgin Media Finance plc, Private Placement, Co Guar, (United Kingdom), 5.750%, 01/15/25[2]	200	200,000	0.2
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	180	185,400	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 7.375%, 04/23/21[2]	222	224,498	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200	197,000	0.2
Windstream Services LLC, Co Guar,
6.375%, 08/01/23	110	89,512	0.1
7.500%, 06/01/22	71	62,391	0.1
7.500%, 04/01/23	529	461,553	0.4
7.750%, 10/01/21	295	269,925	0.2
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	151	168,631	0.2
Zayo Group LLC/Zayo Capital, Inc., Private Placement, Co Guar,
6.000%, 04/01/23[2]	295	291,372	0.3
6.375%, 05/15/25[2]	75	72,750	0.0	[12]

		9,944,063	9.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22	$175	$170,406	0.2%
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400	401,500	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	101,156	0.1
9.000%, 11/15/18[2]	575	649,325	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20	500	496,250	0.4
11.500%, 11/15/21	72	84,780	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24	829	768,980	0.7
7.250%, 09/15/21	82	79,950	0.1
7.625%, 02/15/25	316	297,830	0.3
7.875%, 09/15/23	353	344,281	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95	97,612	0.1
6.000%, 03/01/23	102	104,423	0.1
6.125%, 01/15/22	167	172,428	0.2
6.250%, 04/01/21	224	229,600	0.2
6.375%, 03/01/25	102	104,295	0.1
6.464%, 04/28/19	65	66,950	0.1
6.500%, 01/15/24	43	44,398	0.0	[12]
6.625%, 11/15/20	180	187,200	0.2
6.625%, 04/01/23	274	284,617	0.3
6.633%, 04/28/21	246	255,225	0.2
6.731%, 04/28/22	221	230,392	0.2
6.836%, 04/28/23	201	211,301	0.2

		5,382,899	5.1
Total Telecommunication Services		15,326,962	14.5

UTILITIES — 3.9%
ELECTRIC UTILITIES — 0.0%[12]
Texas Competitive Electric, Co Guar, VAR, 4.683%, 10/01/20	125	76,250	0.0	[12]

GAS UTILITIES — 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	72,800	0.1

Description	Par (000)	Value	Percent of Net Assets*

GAS UTILITIES (continued)
Ferrellgas LP/Ferrellgas Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/23[2]	$176	$176,880	0.2%
PBF Logistics LP/PBF Logistics Finance Corp., Private Placement, Co Guar, 6.875%, 05/15/23[2]	91	91,455	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar, 5.625%, 07/15/22	78	76,245	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 11/15/23[2]	102	98,949	0.1
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.625%, 03/01/25[2]	144	142,560	0.1
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 02/01/21	100	102,000	0.1
5.625%, 04/15/23	447	445,463	0.4
5.750%, 05/15/24	125	124,531	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	74,963	0.1
7.375%, 08/01/21	45	48,037	0.0	[12]

		1,453,883	1.4
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24	269	258,912	0.3
5.500%, 04/15/25	150	142,500	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt, 5.875%, 01/15/24[2]	74	78,255	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24	150	145,125	0.2
5.750%, 01/15/25	131	127,397	0.1
Dynegy, Inc., Co Guar, 5.875%, 06/01/23	164	160,310	0.1
Dynegy, Inc., Private Placement, Co Guar,
6.750%, 11/01/19[2]	210	218,505	0.2
7.375%, 11/01/22[2]	210	219,975	0.2
Dynegy, Inc., Private Placement, Sr Unsec’d Nt, 7.625%, 11/01/24[2]	70	74,025	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (continued)
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	$290	$295,075	0.3%
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	240,300	0.2
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	76,125	0.1
6.250%, 05/01/24	175	173,688	0.1
6.625%, 03/15/23	214	220,420	0.2
Talen Energy Supply LLC, Private Placement, Co Guar, 5.125%, 07/15/19[2]	100	98,000	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar, 5.875%, 02/01/23[2]	92	93,380	0.1

		2,621,992	2.5
Total Utilities		4,152,125	3.9

Total Corporate Bonds
(Cost $134,436,918)		130,824,255	124.1

LOAN ASSIGNMENTS — 9.7%
CONSUMER DISCRETIONARY — 3.3%
AUTOMOBILES — 0.2%
Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	222	221,417	0.2

HOTELS, RESTAURANTS & LEISURE — 0.5%
American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	105	105,321	0.1
Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	69	68,903	0.1
Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	104	104,572	0.1
Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	227	226,906	0.2

		505,702	0.5
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	213	212,467	0.2

Description	Par (000)	Value	Percent of Net Assets*

LEISURE PRODUCTS (continued)
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	$124	$117,498	0.1%

		329,965	0.3
MEDIA — 1.7%
Entercom Radio LLC, Term B-2 Loan, VAR, 4.005%, 11/23/18	69	69,380	0.1
iHeartCommunications, Inc., Term Loan D, VAR, 6.937%, 01/30/19	702	647,385	0.6
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.687%, 07/30/19	454	423,959	0.4
NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	38	37,813	0.0	[12]
Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	96	96,367	0.1
TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	4	3,597	0.0	[12]
Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	78	77,536	0.1
Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	257	254,854	0.2
Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	65	62,147	0.1
WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	79	77,724	0.1

		1,750,762	1.7
MULTILINE RETAIL — 0.2%
J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	247	246,767	0.2

SPECIALTY RETAIL — 0.4%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	201	173,020	0.2
Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	129	128,218	0.1
Staples, Inc., Term Loan, VAR, 04/21/21^	119	118,775	0.1

		420,013	0.4
Total Consumer Discretionary		3,474,626	3.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 1.1%
FOOD & STAPLES RETAILING — 1.0%
Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	$180	$180,240	0.2%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	425	424,868	0.4
Rite Aid Corp., New 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,422	0.0	[12]
SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	396	396,894	0.4

		1,047,424	1.0
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	119	119,308	0.1

Total Consumer Staples		1,166,732	1.1
ENERGY — 0.6%
ENERGY EQUIPMENT & SERVICES — 0.2%
Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	97	76,512	0.1
Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	96	78,352	0.1

		154,864	0.2
OIL, GAS & CONSUMABLE FUELS — 0.4%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	38	38,106	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	175	133,656	0.1
Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	61	61,246	0.0	[12]
Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18[1,4]	250	85,418	0.1
Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	75	75,345	0.1
W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20	62	61,303	0.1

		455,074	0.4
Total Energy		609,938	0.6

Description	Par (000)	Value	Percent of Net Assets*

FINANCIALS — 0.5%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	$256	$252,258	0.2%

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	30	29,944	0.1
ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	235	229,920	0.2

		259,864	0.3
Total Financials		512,122	0.5

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	168,721	0.2

PHARMACEUTICALS — 0.1%
Ceva Logistics Holdings, Inc., US Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	18	16,710	0.0	[12]
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	125	124,479	0.1

		141,189	0.1
Total Health Care		309,910	0.3

INDUSTRIALS — 1.1%
AIR FREIGHT & LOGISTICS — 0.0%[12]
Ceva Group plc, PreFunded Letter of Credit, Term Loan, (United Kingdom), VAR, 0.182%, 03/19/21	12	11,633	0.0	[12]
Ceva Intercompany, Dutch B.V. Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	13	12,115	0.0	[12]
Ceva Logistics Holdings, Inc., Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	2	2,089	0.0	[12]

		25,837	0.0	[12]
BUILDING PRODUCTS — 0.1%
Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	100	99,750	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — 0.3%
EWT/WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	$200	$196,000	0.2%
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.532%, 06/30/17	121	120,770	0.1

		316,770	0.3
CONSTRUCTION & ENGINEERING — 0.1%
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	37	37,687	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	430	423,267	0.4

MARINE — 0.2%
Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	92	77,679	0.1
Navios Maritime Partners LP, Term Loan, VAR, 06/18/20^	79	78,775	0.1
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	90	63,299	0.0	[12]

		219,753	0.2
Total Industrials		1,123,064	1.1

INFORMATION TECHNOLOGY — 0.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	319	319,151	0.3

INTERNET SOFTWARE & SERVICES — 0.1%
Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	76	76,242	0.1

IT SERVICES — 0.2%
First Data Corp., Term Loan, VAR, 3.687%, 09/24/18	264	262,754	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	132	132,015	0.1

Total Information Technology		790,162	0.7

MATERIALS — 0.5%
CHEMICALS — 0.3%
Arizona Chemical U.S., Inc., 2nd Lien Initial Term Loan, VAR, 7.500%, 06/10/22	$46	$45,770	0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	173	172,635	0.2
OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	42	42,755	0.0	[12]

		261,160	0.3
CONSTRUCTION MATERIALS — 0.0%[12]
Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44	44,376	0.0	[12]

METALS & MINING — 0.2%
Coeur Mining, Inc., Term Loan B, VAR, 06/15/20^,9	150	147,000	0.1
FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	85	74,921	0.1

		221,921	0.2
Total Materials		527,457	0.5

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	148	148,821	0.1
Cincinnati Bell, Inc., Term B Loan, VAR, 4.000%, 09/10/20	34	34,359	0.0	[12]
XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	49	48,769	0.1

Total Telecommunication Services		231,949	0.2

UTILITIES — 1.4%
ELECTRIC UTILITIES — 1.4%
Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	89	88,546	0.1
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16[1,4]	127	127,658	0.1
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.671%, 10/10/17[1,4]	1,335	765,438	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

ELECTRIC UTILITIES (continued)
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.671%, 10/10/16[1,4]	$925		$522,386	0.5%

Total Utilities			1,504,028	1.4

Total Loan Assignments
(cost $11,230,894)			10,249,988	9.7

PREFERRED SECURITIES — 1.6%
FINANCIALS — 1.6%
BANKS — 1.2%
Bank of America Corp., Jr Sub Nt,
Series AA, VAR, 6.100%, 03/17/25[14]	254		250,190	0.2
Series K, VAR, 8.000%, 01/30/18[14]	190		200,450	0.2
Citigroup, Inc., Jr Sub Nt,
Series O, VAR, 5.875%, 03/27/20[14]	135		135,169	0.1
Series P, VAR, 5.950%, 05/15/25[14]	100		96,250	0.1
VAR, 5.950%, 01/30/23[14]	235		231,475	0.2
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.625%, 09/23/19[2,14]	200		195,200	0.2
HSBC Holdings plc, Jr Sub Nt, (United Kingdom), VAR, 6.375%, 03/30/25[14]	200		199,500	0.2

			1,308,234	1.2
CAPITAL MARKETS — 0.4%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14]	264		260,805	0.3
Morgan Stanley, Jr Sub Nt, Series J, VAR, 5.550%, 07/15/20[14]	113		112,181	0.1

			372,986	0.4
Total Preferred Securities
(cost $1,696,270)			1,681,220	1.6

ASSET-BACKED SECURITIES — 0.9%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.687%, 09/25/34[9]	12		9,922	0.0	[12]

ASSET-BACKED SECURITIES (continued)
Unipac IX LLC, 13.000%, 05/15/16[9]	$987		$950,132	0.9%

Total Asset-Backed Securities
(cost $993,520)			960,054	0.9

Total Fixed Income Investments
(cost $148,398,790)			143,715,517	136.3

PREFERRED STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.4%
MEDIA — 0.4%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		5,582	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, (PIK) 07/29/15[15,17] ($1,000 par value)	—	[11]	345,680	0.4

Total Consumer Discretionary			351,262	0.4

FINANCIALS — 0.9%
CONSUMER FINANCE — 0.2%
Ally Financial, Inc., Pfd, Private Placement, Series G, 7.000%, 07/29/15[2,15] ($1,000 par value)	—	[11]	191,989	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4		93,528	0.1

INSURANCE — 0.6%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42 ($25 par value)	6		177,697	0.1
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.395%, 07/27/15[15] ($1,000 par value)	1		515,450	0.5

			693,147	0.6
Total Financials			978,664	0.9

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2015 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	$—	[11]	$—	0.0%

METALS & MINING — 0.1%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16 ($25 par value)	9		140,100	0.1

Total Materials			140,100	0.1

Total Preferred Stocks
(cost $1,592,079)			1,470,026	1.4

COMMON STOCKS — 0.6%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	33,764	0.1

SPECIALTY RETAIL — 0.0%[12]
Neebo, Inc.[1,9]	8		24,775	0.0	[12]

Total Consumer Discretionary			58,539	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[9]	1,297		3,631	0.0	[12]

			3,633	0.0	[12]
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1,9]	1		8,987	0.0	[12]

Total Financials			12,620	0.0	[12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1,9]	—	[11]	—	0.0

MATERIALS — 0.0%[12]
CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc.[1]	1		28,417	0.0	[12]

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

Total Materials			28,417	0.0	[12]

TELECOMMUNICATION SERVICES — 0.4%
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
NII Holdings, Inc.[1]	$23		$378,950	0.4%

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	3		87,750	0.1

Total Common Stocks
(cost $805,323)			566,276	0.6

WARRANTS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19 (Strike Price $1.00)[1,9]	1		—	0.0
Neebo, Inc., expiring 06/29/19 (Strike Price $1.00)[1,9]	3		—	0.0

			—	0.0
Total Consumer Discretionary			—	0.0

INDUSTRIALS — 0.0%[12]
MARINE — 0.0%[12]
General Maritime Corp., expiring 05/17/17 (Strike Price $1.00)[1,9]	—	[11]	166	0.0	[12]

Total Warrants
(cost $46)			166	0.0	[12]

Total Equity Investments
(cost $2,397,448)			2,036,468	2.0

SHORT-TERM INVESTMENT — 1.6%
INVESTMENT COMPANY — 1.6%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050%[5,10,13] (cost $1,691,785)	1,692		1,691,785	1.6

TOTAL INVESTMENTS
(cost $152,488,023)			147,443,770	139.9

Preferred Stock and Liabilities in Excess of Other assets			(42,036,704)	(39.9)

Net Assets Applicable to Common Stockholders			$105,407,066	100.0%

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2015 (Unaudited)

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Reg. S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2015.

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $56,695,451 and 53.8% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $1,610,717 and 1.5% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of June 30, 2015.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2015.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2015.

[16]	Security is distressed as of June 30, 2015. The rate at which income is accrued on the security is lower than the stated coupon rate.
[17]	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	All or a portion of the security is unsettled as of June 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$145,751,985
Investments in affiliates, at value	1,691,785

Total investment securities, at value	147,443,770
Cash	102,895
Receivables:
Investment securities sold	260,440
Interest and dividends from non-affiliates	2,185,247
Dividends from affiliates	100
Tax reclaims	6,843

Total Assets	149,999,295

LIABILITIES:
Payables:
Dividends on preferred stock	1,343
Investment securities purchased	1,285,261
Accrued liabilities:
Investment advisory fees	132,134
Administration fees	9,746
Custodian and accounting fees	12,696
Other	151,049

Total Liabilities	1,592,229

Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value	$43,000,000

Net Assets applicable to common shareholders	$105,407,066

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,996,610 shares issued and outstanding	$129,966
Capital in excess of par	130,076,612
Accumulated undistributed (distributions in excess of) net investment income	(458,342)
Accumulated net realized gains (losses)	(19,296,917)
Net unrealized appreciation (depreciation)	(5,044,253)

Total Net Assets applicable to common shareholders	$105,407,066

Shares Outstanding	12,996,610
Net Asset Value per Common Share ($105,407,066/12,996,610)	$8.11
Cost of investments in non-affiliates	$150,796,238
Cost of investments in affiliates	1,691,785

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$4,761,751
Dividend income from non-affiliates	34,432
Dividend income from affiliates	552

Total investment income	4,796,735
EXPENSES:
Investment advisory fees (Note 5)	750,368
Administration fees (Note 5)	74,840
Custodian and accounting fees (Note 5)	26,258
Audit fees	69,312
Legal fees	24,519
Directors’ and Chief Compliance Officer’s fees	1,010
Printing and mailing costs	57,659
Transfer agent fees	12,013
Stock exchange listing fees	9,893
Other	18,262

Operating expenses	1,044,134

Commissions on auction rate preferred stock	14,716

Total expenses	1,058,850

Less fees waived (Note 5)	(2,129)

Net expenses	1,056,721

Net investment income (loss)	3,740,014
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(1,255,533)
Change in net unrealized appreciation/depreciation of Investments in non-affiliates	570,005

Net realized/unrealized gains (losses)	(685,528)

Change in net assets resulting from operations	3,054,486
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(26,757)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	3,027,729

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,740,014	$7,930,784
Net realized gain (loss)	(1,255,533)	1,978,131
Change in net unrealized appreciation/depreciation	570,005	(6,997,798)
Distributions to preferred stockholders from net investment income	(26,757)	(43,689)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	3,027,729	2,867,428

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(3,976,963)	(8,063,165)
Return of capital	—	(670,143)

Total distributions to common shareholders	(3,976,963)	(8,733,308)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 1,313 shares issued in reinvestment of dividends to common stockholders in 2014	—	23,289

Total increase in net assets derived from fund share transactions	—	23,289

Total net increase/(decrease) in net assets applicable to common stockholders	(949,234)	(5,842,591)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	106,356,300	112,198,891

End of period	$105,407,066	$106,356,300

Accumulated undistributed (distributions in excess of) net investment income	$(458,342)	$(194,636)

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$8.18		$8.63		$8.57		$7.86		$8.65		$7.79

Net investment income (loss)	0.29		0.61		0.67		0.79		0.84		0.90
Net realized and unrealized gain/(loss) on investments	(0.05)		(0.39)		0.15		0.76		(0.74)		0.89
Distributions to preferred stockholders from net investment income	—	(16)	—	(16)	—	(16)	—	(16)	—	(16)	(0.01)

Net increase/(decrease) in net asset value resulting from operations	0.24		0.22		0.82		1.55		0.10		1.78

Distributions to Common Stockholders from:
Net investment income	(0.31)		(0.62)		(0.71)		(0.84)		(0.89)		(0.92)
Return of capital	—		(0.05)		(0.05)		—		—		—

Total distributions to common stockholders	(0.31)		(0.67)		(0.76)		(0.84)		(0.89)		(0.92)

Net asset value, end of period	$8.11		$8.18		$8.63		$8.57		$7.86		$8.65

Market value per share, end of period	$6.93		$7.35		$7.86		$8.87		$8.95		$8.45

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	(1.74)%		1.45%		(3.19)%		9.02%		17.09%		27.90%
Based on net asset value per common share(3)(4)(5)	3.31%		2.80%		10.06%		19.93%		0.42%		24.03%
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage)(8)(9)(10)	1.41	%(14)	1.48	%(14)	1.61	%(14)	1.24	%(14)	1.56	%(14)	1.74	%(14)
Applicable to common stockholders only(8)(10)(11)	1.98	%(15)	2.04	%(15)	2.22	%(15)	1.74	%(15)	2.17	%(15)	2.43	%(15)
Net Expenses (prior to expenses related to leverage)(8)(9)(10)	1.39	%(14)	1.47	%(14)	1.59	%(14)	1.22	%(14)	1.54	%(14)	1.67	%(14)
Applicable to common stockholders only(8)(10)(11)	1.95	%(15)	2.02	%(15)	2.20	%(15)	1.71	%(15)	2.14	%(15)	2.34	%(15)
Net investment income(10)(11)	7.01%		7.04%		7.79%		9.47%		9.90%		10.81%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$105,407,066		$106,356,300		$112,198,891		$111,344,440		$101,946,580		$112,123,086
Portfolio turnover rate(3)(12)	27%		43%		46%		61%		50%		58%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	1,720		1,720		1,720		1,720		1,720		1,720
Asset coverage per share of preferred stock outstanding at end of period(13)	$86,283		$86,835		$90,232		$89,735		$84,271		$90,188
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

(2)

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized for periods less than one year.
(4)

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and the returns for common stockholder transactions.

(6)	Ratios do not include the effect of dividends to preferred stock.
(7)	See Note 5 in the Notes to Financial Statements.
(8)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(9)	Ratios calculated relative to the average net assets of both common and preferred stockholders.
(10)	Annualized for periods less than one year, unless otherwise noted.
(11)	Ratios calculated relative to the average net assets of common stockholders only.
(12)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(13)	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
(14)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01% for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011 and 0.03% for the year ended December 31, 2010.

(15)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01% for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011 and 0.04% for the year ended December 31, 2010.

(16)	Amount rounds to less than $0.01.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to seek a high level of total return through current income and capital appreciation by investing primarily in high yield, fixed income securities of domestic companies. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

• Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

• Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at June 30, 2015.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$58,539		$58,539
Financials	—	—	12,620		12,620
Industrials	—	—	—	(a)	—	(a)
Materials	28,417	—	—	(a)	28,417
Telecommunication Services	378,950	—	—		378,950
Utilities	87,750	—	—		87,750

Total Common Stocks	495,117	—	71,159		566,276

Preferred Stocks
Consumer Discretionary	345,680	—	5,582		351,262
Financials	978,664	—	—		978,664
Industrials	—	—	—	(a)	—	(a)
Materials	140,100	—	—		140,100

Total Preferred Stocks	1,464,444	—	5,582		1,470,026

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$960,054		$960,054
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	25,212,368	217,155		25,429,523
Consumer Staples	—	6,237,302	—		6,237,302
Energy	—	17,120,739	—		17,120,739
Financials	—	9,456,244	—		9,456,244
Health Care	—	15,194,619	280		15,194,899
Industrials	—	14,993,331	75,185		15,068,516
Information Technology	—	8,701,878	—		8,701,878
Materials	—	13,930,026	206,041		14,136,067
Telecommunication Services	—	15,326,962	—		15,326,962
Utilities	—	4,152,125	—		4,152,125

Total Corporate Bonds	—	130,325,594	498,661		130,824,255

Preferred Securities
Financials	—	1,681,220	—		1,681,220
Loan Assignments
Consumer Discretionary	—	3,474,626	—		3,474,626
Consumer Staples	—	1,166,732	—		1,166,732
Energy	—	609,938	—		609,938
Financials	—	512,122	—		512,122
Health Care	—	309,910	—		309,910
Industrials	—	1,123,064	—		1,123,064
Information Technology	—	790,162	—		790,162
Materials	—	380,457	147,000		527,457
Telecommunication Services	—	231,949	—		231,949
Utilities	—	1,504,028	—		1,504,028

Total Loan Assignments	—	10,102,988	147,000		10,249,988

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	166		166

Total Warrants	—	—	166		166

Short-Term Investment
Investment Company	1,691,785	—	—		1,691,785

Total Investments in Securities	$3,651,346	$142,109,802	$1,682,622		$147,443,770

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2015.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015
Investments in Securities
Asset-Backed Securities	$1,227,814		$—	$92,381	$3,110	$—	$(363,251)	$—	$—	$960,054
Common Stocks — Consumer Discretionary	70,702		—	(12,163)	—	—	—	—	—	58,539
Common Stocks — Financials	7,579		—	5,041	—	—	—	—	—	12,620
Common Stocks — Industrials	1,833		—	2,867	—	—	(4,700)	—	—	—	(a)
Common Stocks — Materials	504,592		(586,435)	805,896	—	—	(724,053)	—	—	—	(a)
Convertible Bond — Consumer Discretionary	—	(a)	—	(462)	—	462	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	84,973		159	(1,803)	(1,740)	212	(2,446)	137,800	—	217,155
Corporate Bonds — Health Care	281		—	(1)	—	—	—	—	—	280
Corporate Bonds — Industrials	1,545,748		32,513	(35,320)	—	—	(671,664)	—	(796,092)	75,185
Corporate Bonds — Materials	208,071		(9,776)	6,773	572	401	—	—	—	206,041
Corporate Bonds — Utilities	650		1,139	4,038	—	—	(5,827)	—	—	—
Loan Assignments — Materials	—		—	—	—	147,000	—	—	—	147,000
Preferred Stocks — Consumer Discretionary	5,294		—	—	288	—	—	—	—	5,582
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	166	—	—	—	—	—	166

Total	$3,657,537		$(562,400)	$867,413	$2,230	$148,075	$(1,771,941)	$137,800	$(796,092)	$1,682,622

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to $88,336. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,987	Market Comparable Companies	EBITDA Multiple(a)	5.5x (5.5x)
			Discount for lack of marketability(b)	20.0% - 22.5% (20.00%)
	—	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	3,633	Terms of Plan of Reorganization	Discount for potential outcome	100% (N/A)
	24,775	Consensus Broker Pricing	Median Offered quote	3.15 (N/A)

Common Stock	37,395

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—	Discounted Cash Flow	Discount for lack of marketability(b)	10% (N/A)
			Probability of Insolvency	100% (N/A)

Preferred Stock	—
	126,179	Market Comparable Companies	EBITDA Multiple(a)	5.5x - 6.80x (6.36x)
			Discount for lack of marketability(b)	10% (N/A)
			Probability of Default	99.99% (N/A)

Corporate Bond	126,179
	960,054	Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
			Implied Spread to Index	2.00% - 2.50% (2.25%)
			Constant Prepayment Rate	2.00% (N/A)
			Constant Default Rate	5.00% (N/A)
			Yield (Discount Rate of Cash Flows)	7.40% (N/A)

Asset-Backed Securities	960,054
Warrants	166	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	1,123,794
#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2015, the value of these securities was $558,828. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2015, no liability for income tax is required in the Fund’s financials statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

The Fund did not retain any investment company taxable income and/or net capital gains.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

E.	LOAN ASSIGNMENTS — The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, the Fund’s rights may be more limited than the lender from which they acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

F.	UNFUNDED COMMITMENTS — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments that settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 1.E.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statement of Assets and Liabilities. The Fund segregates sufficient liquid assets for unfunded and funded commitments that will settle on future dates. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At June 30, 2015, the Fund did not have any outstanding unfunded loan commitments.

2.	COMMON STOCK — At June 30, 2015, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,996,610 outstanding. During the six months ended June 30, 2015, the Fund did not issue any shares of common stock in connection with its dividend reinvestment plan. During the year ended December 31, 2014, the Fund issued 1,313 shares of common stock in connection with its dividend reinvestment plan.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

3.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2015, accrued ARPS dividends were $1,343.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of ARPS who wish to sell in an auction will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the liquidation value of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2015, ranged from 0.075% to 0.195%. The maximum rate as of the August 5th, 2015 auction was 0.21%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

4.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2015, aggregated $40,511,940 and $39,710,992, respectively. During the six months ended June 30, 2015, there were no purchases or sales of U.S. Government securities.

5.	TRANSACTIONS WITH INVESTMENT ADVISER, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — J.P. Morgan Investment Management, Inc. (“JPMIM” or the “Adviser”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), serves as investment adviser to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee, computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Adviser after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2015 amounted to $750,368 which calculated to an annualized effective rate of 0.97%. The advisory fee rate calculated for the one month ended June 30, 2015 was a rate of 0.89%.

The Fund has an administrative services agreement with JPMFM (an affiliate of JPMIM) pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2015, accrued administrative fees were $9,746.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. For these services, the Fund pays JPMCB transaction and asset based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

The Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the advisory, administration and shareholder servicing fees each charged to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2015 was $2,129.

Certain officers of the Fund are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

6.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities held at June 30, 2015 were as follows:

June 30, 2015
Gross unrealized appreciation on investments	$2,838,154
Gross unrealized depreciation on investments	(7,882,407)

Net unrealized appreciation (depreciation) on investments	$(5,044,253)

Cost of investments for Federal Tax purposes	$152,488,023

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2014, the Fund had no post-enactment net capital loss carryforwards.

At December 31, 2014, the Fund had the following pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2015	2016	2017	2018	Total
$236,490	$1,876,547	$14,493,773	$1,551,726	$18,158,536

7.

RESTRICTED AND ILLIQUID SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of June 30, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

Rule 144A under the Securities Act. At June 30, 2015, the Fund held illiquid securities representing 1.5% of net assets applicable to common stockholders.

8.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

9.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — Under normal circumstances, the Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Citigroup and Morgan Stanley are beneficial owners of a significant portion of the Fund’s outstanding ARPS and based on such ownership, could each be deemed to be an affiliate of the Fund. Both Citigroup and Morgan Stanley have informed the Fund that they intend to comply with a No Action Letter that enables them not to be deemed affiliates of the Fund. These parties could have an impact on matters that affect the Fund’s shareholders due to the voting rights associated with the ARPS, as detailed in the “Preferred Stock” note, included in this report.

As of June 30, 2015, the Fund is a party to loan assignments that were transacted with either Citigroup or Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2015 annual meeting of shareholders on April 22, 2015, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

John F. Finn[1]
In favor	10,365,231
Against/Withheld	853,153

Dr. Matthew Goldstein[1]
In favor	10,449,167
Against/Withheld	769,217

Robert J. Higgins[1]
In favor	10,323,357
Against/Withheld	895,027

Frankie D. Hughes[1]
In favor	10,458,367
Against/Withheld	760,017

Peter C. Marshall[1]
In favor	10,339,799
Against/Withheld	878,585

Mary E. Martinez[1]
In favor	10,508,979
Against/Withheld	709,405

Marilyn McCoy[1]
In favor	10,265,399
Against/Withheld	952,985
Mitchell M. Merin[1]
In favor	10,379,447
Against/Withheld	838,937

William G. Morton, Jr.[1]
In favor	10,404,325
Against/Withheld	814,059

Dr. Robert A. Oden, Jr.[1]
In favor	10,429,142
Against/Withheld	789,242

Marian U. Pardo[1]
In favor	10,334,500
Against/Withheld	883,884

Frederick W. Ruebeck[2]
In favor	1,561
Against/Withheld	59

James J. Schonbachler[2]
In favor	1,561
Against/Withheld	59

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

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ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 1, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 1, 2015